CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of current assets [Abstract]
CURRENT ASSETS
NOTE 4   -       CURRENT ASSETS

A.	Cash and cash equivalents - composition:

	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Cash in bank	53,619	54,699	15,515
Short-term bank deposits	68,241	79,588	19,745
	121,860	134,287	35,260

B.	Financial assets at fair value through profit or loss:

	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars
Financial assets carried at fair value through profit or loss (FVTPL):
Shares	14,583	32,931	4,220
Governmental loan and other bonds	121,091	98,187	35,038
Certificate of participation in mutual fund	5,869	6,786	1,698
	141,543	137,904	40,956

C.	Trade receivables:

(1)	Composition
	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Open accounts (*)	121,088	83,224	35,037
Credit cards	64	5	19
Checks receivables	15,087	17,158	4,365
Less – loan loss provision	(3,200)	(2,370)	(926)
	133,039	98,017	38,495

(*)	Less provision for returns in the sum of NIS 3,394 (as of December 31, 2018 - NIS 2,273).

Management of the credit risk by the Group

Before accepting any new customer, the Group assesses the potential customer's credit quality and defines credit limits by customer. Credit limits are examined periodically based on the Company's collection experience with each customer and additional external information.

In order to minimize customer credit risk, the Company insures and takes various guarantees (personal, promissory notes and bank guarantees). However, it should be noted that in relation to the majority of the large food marketing chains, the company does not have any collateral whatsoever.

From total trade receivables balances as of December 31, 2019, the sum of NIS 14,142 Thousands is with respect to debt owed by significant customers. The Group does not have additional customers whose purchase from the Company exceeds 10% of the Revenues for the year ended December 31, 2018 (in 2018 - NIS 10,271 Thousands).

The average credit period on sales of goods for 2019 is 92 days.

	Trade receivables- days past due
	Nis in thousands
As of:	Not past due	<30	31-60	61-90	>90	Total
December 31, 2019	91,789	20,427	6,371	1,182	4,713	124,482
December 31, 2018	60,414	15,083	4,820	2,101	3,079	85,497

(2)        Changes in the allowance for doubtful debts:

	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Balance at beginning of the year	2,370	2,381	686
Change in allowance doubtful debts	830	(11)	240
Balance at end of the year	3,200	2,370	926

                    D.            Loans to others:

	2 0 1 9	2 0 1 9
	NIS	US Dollars

January 1, 2019	-	-
Loans granted to others (*)	43,650	12,630
Payment of loans granted to others	(26,000)	(7,523)
December 31, 2019	17,650	5,107

(*) The interest rate given varies from 5%-8%. Interest income from loans granted to others amounted in 2019 to NIS 930 thousands.

E.	Other receivables and prepaid expenses:

	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Prepaid expenses	861	730	249
Income receivables	1,634	429	473
Advances to suppliers	1,207	1,051	349
Government authorities	3,023	-	875
Forward transaction	439	-	127
Others	2,196	1,534	635
	9,360	3,744	2,708

F.	Inventories:

	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Finished products	62,524	44,183	18,092
Merchandise in transit	9,024	5,106	2,611
	71,548	49,289	20,703

The inventories are presented net of slow-moving inventory provision in the amount of NIS 2,743 thousand and NIS 1,681 thousand on fiscal 2019 and fiscal 2018, respectively.